UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07083

Name of Fund:  BlackRock MuniYield Arizona Fund, Inc. (MZA)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield

             Arizona Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2017

Date of reporting period: 4/30/2017

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2017 (Unaudited)	BlackRock MuniYield Arizona Fund, Inc. (MZA) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Arizona — 144.4%
Corporate — 18.3%
County of Maricopa Arizona Pollution Control Corp., Refunding RB, Southern California Edison Co., Series A, 5.00%, 6/01/35	$4,350	$4,735,845
County of Pima Arizona IDA, RB, Tucson Electric Power Co. Project, Series A, 5.25%, 10/01/40	1,000	1,090,570
County of Pima Arizona IDA, Refunding RB, Tucson Electric Power Co. Project, Series A, 4.00%, 9/01/29	1,000	1,039,850
Salt Verde Financial Corp., RB, Senior:
5.50%, 12/01/29	2,000	2,420,380
5.00%, 12/01/37	2,500	2,917,875

		12,204,520
County/City/Special District/School District — 29.9%
City of Tucson Arizona, COP, (AGC), 5.00%, 7/01/19 (a)	1,000	1,084,250
County of Maricopa Arizona School District No. 28 Kyrene Elementary, GO, School Improvement Project of 2010, Series B:
5.50%, 7/01/29	480	578,208
5.50%, 7/01/30	400	479,904
County of Maricopa Arizona Unified School District No. 11-Peoria, GO, 5.00%, 7/01/35	1,250	1,409,713
County of Maricopa Arizona Unified School District No. 89 Dysart, GO, School Improvement Project of 2006, Series C, 6.00%, 7/01/28	1,000	1,058,970
County of Mohave Arizona Unified School District No. 20 Kingman, GO, School Improvement Project of 2006, Series C (AGC), 5.00%, 7/01/26	1,000	1,084,250
Gilbert Public Facilities Municipal Property Corp., RB, 5.50%, 7/01/27	2,000	2,166,920
Greater Arizona Development Authority, RB, Santa Cruz County Jail, Series 2, 5.25%, 8/01/31	1,155	1,205,762
Marana Municipal Property Corp., RB, Series A, 5.00%, 7/01/18 (a)	2,500	2,619,500

Municipal Bonds	Par (000)	Value
Arizona (continued)
County/City/Special District/School District (continued)
Phoenix-Mesa Gateway Airport Authority, RB, Mesa Project, AMT, 5.00%, 7/01/38	$3,600	$3,860,460
Town of Buckeye Arizona, RB, 5.00%, 7/01/43	4,000	4,408,240

		19,956,177
Education — 35.6%
Arizona Board of Regents, COP, Refunding, University of Arizona, Series C, 5.00%, 6/01/30	2,595	2,894,307
Arizona IDA, Refunding RB, Basis Schools, Inc. Projects, Series A, 5.13%, 7/01/37 (b)	500	510,795
Arizona State University, RB, Series C (a):
6.00%, 7/01/18	970	1,025,436
6.00%, 7/01/18	350	370,003
6.00%, 7/01/18	425	449,289
6.00%, 7/01/18	400	422,860
Arizona State University, Refunding RB, 5.00%, 6/01/39	2,050	2,337,307
City of Phoenix Arizona IDA, RB:
Candeo School, Inc. Project, 6.63%, 7/01/33	500	560,190
Great Hearts Academies - Veritas Projects, 6.30%, 7/01/42	500	539,630
Great Hearts Academies Projects, Series A, 5.00%, 7/01/44	2,000	2,103,180
Legacy Traditional Schools Projects, Series A, 6.75%, 7/01/44 (b)	440	497,706
Legacy Traditional Schools Projects, Series A, 5.00%, 7/01/46 (b)	500	501,515
City of Phoenix Arizona IDA, Refunding RB:
Basis Schools, Inc. Projects, 5.00%, 7/01/45 (b)	1,000	1,005,930
Basis Schools, Inc. Projects, Series A, 5.00%, 7/01/46 (b)	1,500	1,507,890
Great Hearts Academies Projects, 5.00%, 7/01/46	500	528,115
Legacy Traditional School Projects, 5.00%, 7/01/45 (b)	500	501,630

BLACKROCK MUNIYIELD ARIZONA FUND, INC.	APRIL 30, 2017	1

Schedule of Investments (continued)	BlackRock MuniYield Arizona Fund, Inc. (MZA)

Municipal Bonds	Par (000)	Value
Arizona (continued)
Education (continued)
County of Maricopa Arizona IDA, RB, Reid Traditional Schools Projects, 5.00%, 7/01/47	$1,000	$1,032,630
County of Maricopa Arizona IDA, Refunding RB, Paradise Schools Projects, 5.00%, 7/01/47 (b)	1,000	997,990
McAllister Academic Village LLC, Refunding RB, Arizona State University, 5.00%, 7/01/39	500	553,025
Northern Arizona University, RB, Stimulus Plan for Economic and Educational Development, 5.00%, 8/01/38	3,000	3,293,220
Student & Academic Services LLC, RB, 5.00%, 6/01/39	1,400	1,552,152
Town of Florence, Inc. Arizona, IDA, ERB, Legacy Traditional School Project, Queen Creek and Casa Grande Campuses, 6.00%, 7/01/43	500	531,695

		23,716,495
Health — 20.9%
Arizona Health Facilities Authority, RB, Catholic Healthcare West, Series B-2 (AGM), 5.00%, 3/01/41	500	534,135
Arizona Health Facilities Authority, Refunding RB:
Banner Health, Series D, 5.50%, 1/01/18 (a)	4,000	4,124,880
Phoenix Children’s Hospital, Series A, 5.00%, 2/01/42	1,000	1,055,290
Scottsdale Lincoln Hospitals Project, Series A, 5.00%, 12/01/42	1,750	1,921,185
City of Tempe Arizona IDA, Refunding RB, Friendship Village of Tempe, Series A, 6.25%, 12/01/42	500	528,060
County of Maricopa Arizona IDA, RB, Catholic Healthcare West, Series A, 6.00%, 7/01/39	170	183,112
County of Maricopa Arizona IDA, Refunding RB, Banner Health Obligation Group, Series A:
3.25%, 1/01/37	1,290	1,231,963
5.00%, 1/01/38	1,320	1,492,828

Municipal Bonds	Par (000)	Value
Arizona (continued)
Health (continued)
County of Yavapai Arizona IDA, Refunding RB, Northern Arizona Healthcare System, 5.25%, 10/01/26	$1,000	$1,121,630
University Medical Center Corp., RB, 6.50%, 7/01/19 (a)	500	557,515
University Medical Center Corp., Refunding RB, 6.00%, 7/01/21 (a)	1,000	1,186,340

		13,936,938
Housing — 0.1%
City of Phoenix & County of Maricopa Arizona IDA, Refunding RB, S/F Housing, AMT (Fannie Mae):
Series A-1, 5.75%, 5/01/40	20	21,182
Series A-2, 5.80%, 7/01/40	30	30,416

		51,598
State — 14.2%
Arizona Department of Transportation State Highway Fund, RB, Series B, 5.00%, 7/01/18 (a)	4,000	4,191,680
Arizona School Facilities Board, COP (a):
5.13%, 9/01/18	1,000	1,055,280
5.75%, 9/01/18	2,000	2,127,180
State of Arizona, RB, Lottery Revenue, Series A (AGM), 5.00%, 7/01/29	1,930	2,111,767

		9,485,907
Transportation — 4.4%
City of Phoenix Arizona Civic Improvement Corp., RB, Senior Lien, Series A, AMT, 5.00%, 7/01/33	1,000	1,041,670
City of Phoenix Arizona Civic Improvement Corp., Refunding RB:
Junior Lien, Series A, 5.00%, 7/01/40	1,000	1,087,320

2	BLACKROCK MUNIYIELD ARIZONA FUND, INC.	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock MuniYield Arizona Fund, Inc. (MZA)

Municipal Bonds	Par (000)	Value
Arizona (continued)
Transportation (continued)
City of Phoenix Arizona Civic Improvement Corp., Refunding RB (continued):
Senior Lien, AMT, 5.00%, 7/01/32	$700	$778,351

		2,907,341
Utilities — 21.0%
City of Lake Havasu City Arizona Wastewater System Revenue, RB, Series B, 5.00%, 7/01/40	3,500	3,912,475
City of Phoenix Arizona Civic Improvement Corp., Refunding RB, Senior Lien, 5.50%, 7/01/22	2,000	2,107,020
City of Phoenix Civic Improvement Corp., RB, Series B, 5.50%, 7/01/41	100	128,215
County of Pinal Arizona, RB, Electric District No. 4, 6.00%, 12/01/18 (a)	2,000	2,157,600
County of Pinal Arizona, Refunding RB, Electric District No. 3, 5.25%, 7/01/21 (a)	2,500	2,895,575
County of Pinal Arizona IDA, RB, San Manuel Facility Project, AMT, 6.25%, 6/01/26	500	503,095
Salt River Project Agricultural Improvement & Power District, Refunding RB, Series A, 5.00%, 12/01/41	2,000	2,267,000

		13,970,980
Total Municipal Bonds in Arizona		96,229,956

Puerto Rico — 2.8%
Tobacco — 2.8%
Children’s Trust Fund, Refunding RB, Tobacco Settlement, Asset-Backed Bonds, 5.63%, 5/15/43	1,845	1,846,052
Total Municipal Bonds — 147.2%		98,076,008

Municipal Bonds Transferred to Tender Option Bond Trusts (c)	Par (000)	Value
Arizona — 9.9%
Utilities — 9.9%
City of Mesa Arizona, RB, Utility System, 5.00%, 7/01/35	$3,000	$3,370,890
City of Phoenix Arizona Civic Improvement Corp., Refunding RB, Water System, Junior Lien, Series A, 5.00%, 7/01/19 (a)	3,000	3,252,750
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 9.9%		6,623,640
Total Long-Term Investments (Cost — $98,906,382) — 157.1%		104,699,648

Short-Term Securities	Shares
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.70% (d)(e)	701,172	701,312
Total Short-Term Securities (Cost — $701,265) — 1.1%		701,312
Total Investments (Cost — $99,607,647*) — 158.2%		105,400,960
Other Assets Less Liabilities — 2.1%		1,359,610
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (4.5)%		(3,007,506)
VRDP Shares, at Liquidation Value, Net of Deferred Offering Costs — (55.8)%		(37,143,945)

Net Assets Applicable to Common Shares — 100.0%		$66,609,119

* As of April 30, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:
Tax cost		$96,598,213

Gross unrealized appreciation		$6,015,589
Gross unrealized depreciation		(212,842)

Net unrealized appreciation		$5,802,747

Notes to Schedule of Investments

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

BLACKROCK MUNIYIELD ARIZONA FUND, INC.	APRIL 30, 2017	3

Schedule of Investments (continued)	BlackRock MuniYield Arizona Fund, Inc. (MZA)

(d)	During the period ended April 30, 2017, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2016	Net Activity	Shares Held at April 30, 2017	Value at April 30, 2017	Income	Net Realized Gain[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	776,573	(284,324)	701,172	$701,312	$2,418	$87	$47
[1] Includes net capital gains distributions.

(e)	Current yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Depreciation
(9)	5-Year U.S. Treasury Note	June 2017	$1,065,657	$(4,947)
(23)	10-Year U.S. Treasury Note	June 2017	$2,891,531	(24,655)
(20)	Long U.S. Treasury Bond	June 2017	$3,059,375	(40,563)
(2)	Ultra U.S. Treasury Bond	June 2017	$325,875	(5,351)
Total				$(75,516)

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
COP	Certificates of Participation
ERB	Education Revenue Bonds
GO	General Obligation Bonds
IDA	Industrial Development Authority
RB	Revenue Bonds
S/F	Single-Family

4	BLACKROCK MUNIYIELD ARIZONA FUND, INC.	APRIL 30, 2017

Schedule of Investments (concluded)	BlackRock MuniYield Arizona Fund, Inc. (MZA)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$104,699,648	—	$104,699,648
Short-Term Securities	$701,312	—	—	701,312

Total Investments	$701,312	$104,699,648	—	$105,400,960

Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(75,516)	—	—	$(75,516)
[1] See above Schedule of Investments for values in each sector.
[2] Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	—	$(3,000,000)	—	$(3,000,000)
VRDP Shares at Liquidation Value	—	(37,300,000)	—	(37,300,000)

Total	—	$(40,300,000)	—	$(40,300,000)

During the period ended April 30, 2017, there were no transfers between levels.

BLACKROCK MUNIYIELD ARIZONA FUND, INC.	APRIL 30, 2017	5

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Arizona Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Arizona Fund, Inc.

Date: June 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Arizona Fund, Inc.

Date: June 22, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Arizona Fund, Inc.

Date: June 22, 2017